TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Non-Current Trade And Other Receivables	Non-Current trade and other receivables

	2021	2020
In thousands of euro
Loans receivable	19,099	1,841
Call deposit	4,051	1,617
Cash Guarantees and deposits	12,957	7,328
Other	49	—
Total	36,156	10,786

Summary of Current Trade And Other Receivables	Current trade and other receivables

	2021	2020
In thousands of euro
R&D tax credits	13,103	21,298
VAT receivable	12,170	5,260
Other tax receivables	12,201	—
Call deposit	—	427
Deferred charges	986	43
Loans receivable	126	23,913
Impairment of other receivables	(37)	(6)
Other receivables	1,475	489
Total	40,024	51,424